Detail of Certain Balance Sheet Accounts - Schedule of Inventory (Detail) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
Raw materials and components	$ 14,135,586	$ 15,150,768	$ 33,050,569
Work-in-process	1,856,235	1,309,447	3,196,654
Finished goods	10,771,072	12,521,229	8,640,316
Total inventory, net	$ 26,762,893	$ 28,981,444	$ 44,887,539